MS-CTFI STAT SUP-1 062215

Statutory Prospectus Supplement dated June 22, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco California Tax-Free Income Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
William Black	Portfolio Manager	2015
Thomas Byron	Portfolio Manager	2010 (predecessor fund 2009)
Mark Paris	Portfolio Manager	2015
James Phillips	Portfolio Manager	2015
Robert Stryker	Portfolio Manager	2010 (predecessor fund 2009)
Julius Williams	Portfolio Manager	2011”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	William Black, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1998 to 2010, Mr. Black was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Byron served as Portfolio Manager of the predecessor fund since 2009. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, Mr. Paris was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1991 to 2010, Mr. Phillips was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Stryker served as Portfolio Manager of the predecessor fund since 2009. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 2000 to 2010, Mr. Williams was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

MS-CTFI STAT SUP-1 062215

VK-PTFI STAT SUP-1 062215

Statutory Prospectus Supplement dated June 22, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco Pennsylvania Tax Free Income Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
William Black	Portfolio Manager	2015
Thomas Byron	Portfolio Manager	2011
Mark Paris	Portfolio Manager	2015
James Phillips	Portfolio Manager	2015
Robert Stryker	Portfolio Manager	2011
Julius Williams	Portfolio Manager	2010 (predecessor fund 2009)”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	William Black, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1998 to 2010, Mr. Black was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Mark Paris, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, Mr. Paris was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Phillips, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2010. From 1991 to 2010, Mr. Phillips was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Williams served as Portfolio Manager of the predecessor fund since 2009. From 2000 to 2010, Mr. Williams was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-PTFI STAT SUP-1 062215

ACST MSVK SUP-3 062215

Statement of Additional Information Supplement dated June 22, 2015

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5 and R6 shares, as applicable, of the Funds listed below:

Invesco American Franchise Fund	Invesco Growth and Income Fund
Invesco California Tax-Free Income Fund	Invesco Pennsylvania Tax Free Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco S&P 500 Index Fund
Invesco Equity and Income Fund	Invesco Small Cap Discovery Fund

Effective June 22, 2015, Robert Wimmel will no longer serve as a Portfolio Manager of Invesco California Tax-Free Income Fund and Invesco Pennsylvania Tax Free Income Fund. All references to Mr. Wimmel in Appendix H are hereby removed as of the date set forth above.

ACST MSVK SUP-3 062215